Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Common stock, shares issued	17,870,261	17,840,261	15,983,273	15,983,273
Common stock, shares outstanding	17,870,261	17,840,261	15,983,273	15,983,273